Subsequent Events (Details) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 28, 2026	Apr. 09, 2026	Mar. 10, 2026	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Line Items]
Cash proceeds					$ 4,887,000	$ 33,025,000
Original purchase			10.00%
Issue of ordinary share					2,126,729
Exercise price per share					$ 0.01
Share subscription payable				$ 10,000,000
Additional share subscription				2,571,429
Additional share subscription per value				$ 3.5
Aggregate consideration value				$ 9,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Legal transfer of shares		306,250
Cash proceeds		$ 1,000,000
Original purchase		10.00%
Unsecured notes	$ 3,180,000
Issue of ordinary share	1,125,000
Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share					$ 9.2
Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price per share	$ 8
Nekcom Inc [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest		0.50%